ACQUISITIONS	6 Months Ended
Jun. 30, 2019
Disclosure of detailed information about business combination [abstract]
ACQUISITIONS
ACQUISITIONS
India Wind Portfolio
On June 7, 2019, Brookfield Renewable, along with its institutional partners, completed the first phase of acquiring a 210 MW wind portfolio in India, consisting of two 105 MW wind portfolios.
Upon completing Phase I of the acquisition, Brookfield Renewable acquired 100% of the first 105 MW wind portfolio for consideration of INR 2.4 billion ($35 million), plus a contingent payment expected to be INR 0.4 billion ($6 million). The total acquisition costs of less than $1 million were expensed as incurred and have been classified under Other in the consolidated statement of income.
Brookfield Renewable has a voting agreement with an affiliate of Brookfield that ultimately controls the wind portfolio. Pursuant to this voting agreement, Brookfield Renewable is entitled to direct the election of the directors of the Brookfield affiliate that ultimately controls and operates the wind portfolios.
This investment was accounted for using the acquisition method, and the results of operations have been included in the unaudited interim consolidated financial statements since the date of the acquisition. If the acquisition had taken place at the beginning of the year, the revenue from the first wind portfolio would have been INR 496 million ($7 million) for the six months ended June 30, 2019.
The purchase price allocation, at fair value, with respect to the acquisition of the first wind portfolio is as follows:

(MILLIONS)	Axis Wind
Restricted cash	2
Trade receivables and other current assets	6
Property, plant and equipment	128
Other non-current assets	7
Current portion of non-recourse borrowings	(5)
Financial instruments	(2)
Non-recourse borrowings	(83)
Deferred income tax liabilities	(8)
Other long-term liabilities	(4)
Fair value of net assets acquired	41
Purchase price	41

In July 2019, Brookfield Renewable, along with its institutional partners, acquired 100% of the second 105 MW wind portfolio in India for total consideration of INR 2.2 billion (~$32 million).